Accounts Payable - Schedule of Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Trade creditors	$ 3,691	$ 3,568
Accounts payable to Board Members	2,343	826
Accounts payable to other related parties	83	104
Accounts payable to underwriters, promoters, and employees	2,572	4,200
Other accounts payable	4,807	4,165
Total accounts payable	$ 13,496	$ 12,863